Semiannual Report June 30, 2000

Oppenheimer
Small Cap Growth Fund/VA

A Series of Oppenheimer Variable Account Funds


[logo]OppenheimerFunds(R)
      The Right Way to Invest

Oppenheimer Variable Account Funds--Oppenheimer Small Cap Growth Fund/VA

================================================================================
Objective
Oppenheimer Small Cap Growth Fund/VA, a series of Oppenheimer Variable Account Funds, seeks capital appreciation. In seeking its objective, the Fund emphasizes investments in securities of growth-type companies with market capitalizations less than $2.5 billion.

================================================================================
Narrative by Oppenheimer Growth Team(1)
After the euphoria of the spectacular fourth quarter of 1999, small-cap stocks suffered a precipitous decline over the six-month period that ended June 30, 2000. There were a number of reasons for this lackluster performance, including investors' inflation fears and concern that the Federal Reserve would continue its series of interest-rate raises that began a little over a year ago. Investors' qualms about a new rate hike were confirmed when the Fed raised rates not only once, but twice--once in February and again in May. In addition, the federal government's anti-trust suit against Microsoft caused many investors to take a closer look at the risks posed by stocks in the technology and biotechnology sectors. Among those securities undergoing this scrutiny were small-cap stocks. The Fund's cumulative total return for the six-month period was -6.34%.(2)
         While the Fund did not maintain high exposure to biotech stocks during the reporting period, it did commit approximately over 35% of its portfolio to the technology sector. In particular, we had considerable holdings in the business-to-business computer-services area.
         Generally, these tech stocks did not fare well in this market even though several of our holdings actually reported superior earnings. By March, it had become evident that the market was experiencing a valuation correction that had little to do with companies' economic fundamentals, such as earnings and operations.
         To create a buffer against the widespread volatility in this environment, the Fund increased its cash position, temporarily, and reduced its number of equity positions.(3) Many of the eliminated positions were early-stage, emerging-technology companies that were not reporting profits despite impressive revenue gains. In their place, we focused on companies that we perceive to be currently producing substantial earnings gains. These include several stocks in the electronics sector that we believe will benefit from the positive performance we've seen lately in the semiconductor industry, as well as from the communications revolution that is taking place in wireless technologies.
         We believe that our adjustments will enable us to profit from a market recovery and better withstand the effects of a continued downward correction. At present, however, we do not see a clear trend--in any direction--returning to the market for at least another quarter.
         There are still questions about whether the Fed's recent action will be sufficient to keep inflation under control or whether more interest-rate increases will be warranted.


Because the stock market can be volatile, the Fund's performance is subject to substantial short-term fluctuations and current performance may be less than the results shown.
1. Effective May 24, 2000, Oppenheimer's growth team in its equity portfolio department has been managing the Fund.
2. Includes changes in net asset value per share and does not include the charges associated with the separate account products which offer this Fund. Such performance is not annualized and would have been lower if such charges were taken into account.
3.The Fund's portfolio is subject to change.


2                   Oppenheimer Small Cap Growth Fund/VA

Oppenheimer Variable Account Funds--Oppenheimer Small Cap Growth Fund/VA

================================================================================
In addition, the previously mentioned anti-trust case against Microsoft could have far-reaching ramifications that might affect investor activities in unpredictable ways. The good news, however, is that we believe that the market has already factored valuation risk into its current pricing. All these considerations point toward more volatility in the third quarter, but, as a clearer picture begins to emerge, we are optimistic that the market will become more stable by the end of the year.
         It should be noted that, by their very nature, small-cap stocks can be volatile, and investors must be able to tolerate price swings that are often dramatic. At the same time, we believe that we have positioned the Fund to participate in companies with outstanding prospects for sustainable growth. In the difficult markets that marked the first six months of the year, for instance, we did not simply wait passively for conditions to change. Rather, we eliminated positions in companies that we believed did not offer a sufficiently competitive business plan for the prevailing economic environment. Instead of embracing the next new fad, we preferred to wait for better opportunities to reveal themselves in the coming months. This is why we believe that, especially for long-term investors, the disciplined strategy of Oppenheimer Small Cap Growth Fund/VA represents The Right Way to Invest.


                      Oppenheimer Small Cap Growth Fund/VA                     3

Statement of Investments  June 30, 2000 (Unaudited)


                                                                                          Market Value
                                                                            Shares        Note 1
======================================================================================================
Common Stocks--76.4%
------------------------------------------------------------------------------------------------------
Basic Materials--0.6%
------------------------------------------------------------------------------------------------------
Chemicals--0.6%
Cabot Microelectronics Corp.(1)                                             1,800             $ 82,350
------------------------------------------------------------------------------------------------------
Capital Goods--10.9%
------------------------------------------------------------------------------------------------------
Aerospace/Defense--0.4%
Armor Holdings, Inc.(1)                                                     3,500               45,500
------------------------------------------------------------------------------------------------------
Electrical Equipment--0.8%
Kemet Corp.(1)                                                              2,000               50,125
------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.(1)                                             1,500               56,906
                                                                                              --------
                                                                                               107,031
------------------------------------------------------------------------------------------------------
Industrial Services--4.7%
Corporate Executive Board Co.(1)                                            3,900              233,512
------------------------------------------------------------------------------------------------------
Keynote Systems, Inc.(1)                                                    1,400               98,787
------------------------------------------------------------------------------------------------------
National Computer Systems, Inc.                                             1,500               73,875
------------------------------------------------------------------------------------------------------
Source Information Management Co. (The)(1)                                  3,400               51,850
------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.(1)                                                         7,300              166,987
                                                                                              --------
                                                                                               625,011
------------------------------------------------------------------------------------------------------
Manufacturing--5.0%
AstroPower, Inc.(1)                                                         2,350               63,744
------------------------------------------------------------------------------------------------------
Asyst Technologies, Inc.(1)                                                 3,300              113,025
------------------------------------------------------------------------------------------------------
ATMI, Inc.(1)                                                               2,600              120,900
------------------------------------------------------------------------------------------------------
Brooks Automation, Inc.(1)                                                  1,650              105,497
------------------------------------------------------------------------------------------------------
Koala Corp.(1)                                                              6,000               84,750
------------------------------------------------------------------------------------------------------
Metron Technology NV(1)                                                     2,300               29,002
------------------------------------------------------------------------------------------------------
Photon Dynamics, Inc.(1)                                                    1,450              108,297
------------------------------------------------------------------------------------------------------
PRI Automation, Inc.(1)                                                       600               39,234
                                                                                              --------
                                                                                               664,449
------------------------------------------------------------------------------------------------------
Communication Services--6.7%
------------------------------------------------------------------------------------------------------
Telecommunications: Long Distance--4.6%
Clarent Corp.(1)                                                              800               57,200
------------------------------------------------------------------------------------------------------
Corsair Communications, Inc.(1)                                             1,100               31,625
------------------------------------------------------------------------------------------------------
Efficient Networks, Inc.(1)                                                 1,300               95,631
------------------------------------------------------------------------------------------------------
Madge Networks NV(1)                                                        5,900               26,919
------------------------------------------------------------------------------------------------------
MGC Communications, Inc.(1)                                                 3,300              197,794
------------------------------------------------------------------------------------------------------
MRV Communications, Inc.(1)                                                   800               53,800
------------------------------------------------------------------------------------------------------
Network Plus Corp.(1)                                                       2,000               28,375
------------------------------------------------------------------------------------------------------
STARTEC Global Communications Corp.(1)                                      3,200               34,200
------------------------------------------------------------------------------------------------------
Triton PCS Holdings, Inc., Cl. A(1)                                         1,200               69,300
------------------------------------------------------------------------------------------------------
Z-Tel Technologies, Inc.(1)                                                 1,400               16,800
                                                                                              --------
                                                                                               611,644


4                     Oppenheimer Small Cap Growth Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                          Market Value
                                                                            Shares        Note 1
------------------------------------------------------------------------------------------------------
Telecommunications: Wireless--2.1%
AirGate PCS, Inc.(1)                                                          650             $ 34,166
------------------------------------------------------------------------------------------------------
Alamosa PCS Holdings, Inc.(1)                                               1,500               31,312
------------------------------------------------------------------------------------------------------
Chartered Semiconductor Manufacturing Ltd., Sponsored ADR(1)                  500               45,000
------------------------------------------------------------------------------------------------------
Dobson Communications Corp., Cl. A(1)                                       2,500               48,125
------------------------------------------------------------------------------------------------------
Proxim, Inc.(1)                                                             1,250              123,711
                                                                                              --------
                                                                                               282,314
------------------------------------------------------------------------------------------------------
Consumer Cyclicals--6.2%
------------------------------------------------------------------------------------------------------
Consumer Services--2.1%
Getty Images, Inc.(1)                                                       2,300               85,244
------------------------------------------------------------------------------------------------------
Heidrick & Struggles International, Inc.(1)                                 2,500              157,812
------------------------------------------------------------------------------------------------------
Pivotal Corp.(1)                                                            1,600               37,600
                                                                                              --------
                                                                                               280,656
------------------------------------------------------------------------------------------------------
Leisure & Entertainment--0.6%
Handleman Co.(1)                                                            6,500               81,250
------------------------------------------------------------------------------------------------------
Media--1.5%
LifeMinders, Inc.(1)                                                        1,600               47,300
------------------------------------------------------------------------------------------------------
T/R Systems, Inc.(1)                                                        3,900               24,862
------------------------------------------------------------------------------------------------------
True North Communications, Inc.                                               900               39,600
------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.(1)                                   2,700               82,012
                                                                                              --------
                                                                                               193,774
------------------------------------------------------------------------------------------------------
Retail: Specialty--2.0%
Copart, Inc.(1)                                                             4,300               68,800
------------------------------------------------------------------------------------------------------
Factory 2-U Stores, Inc.(1)                                                 3,100              117,219
------------------------------------------------------------------------------------------------------
School Specialty, Inc.(1)                                                   4,100               76,106
                                                                                              --------
                                                                                               262,125
------------------------------------------------------------------------------------------------------
Consumer Staples--5.2%
------------------------------------------------------------------------------------------------------
Broadcasting--0.9%
Citadel Communications Corp.(1)                                             2,200               76,862
------------------------------------------------------------------------------------------------------
New Frontier Media, Inc.(1)                                                 6,000               43,875
                                                                                              --------
                                                                                               120,737
------------------------------------------------------------------------------------------------------
Education--1.0%
Corinthian Colleges, Inc.(1)                                                2,100               49,219
------------------------------------------------------------------------------------------------------
ProsoftTraining.com(1)                                                      4,500               75,656
                                                                                              --------
                                                                                               124,875
------------------------------------------------------------------------------------------------------
Entertainment--3.3%
Buca, Inc.(1)                                                               8,800              137,500
------------------------------------------------------------------------------------------------------
Cinar Films, Inc., Cl. B(1)(2)                                              4,900               29,155
------------------------------------------------------------------------------------------------------
Imax Corp.(1)                                                               1,800               40,950
------------------------------------------------------------------------------------------------------
Macrovision Corp.(1)                                                        1,700              108,667
------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc.(1)                                          3,900              124,556
                                                                                              --------
                                                                                               440,828


                      Oppenheimer Small Cap Growth Fund/VA                     5

Statement of Investments  (Unaudited) (Continued)


                                                                                          Market Value
                                                                            Shares        Note 1
------------------------------------------------------------------------------------------------------
Energy--0.9%
------------------------------------------------------------------------------------------------------
Energy Services--0.9%
Cal Dive International, Inc.(1)                                             2,200             $119,212
------------------------------------------------------------------------------------------------------
Financial--2.9%
------------------------------------------------------------------------------------------------------
Banks--1.7%
Investors Financial Services Corp.                                          3,600              142,875
------------------------------------------------------------------------------------------------------
Labranche & Co., Inc.(1)                                                    5,700               81,937
                                                                                              --------
                                                                                               224,812
------------------------------------------------------------------------------------------------------
Diversified Financial--0.7%
MicroFinancial, Inc.                                                        9,600               96,000
------------------------------------------------------------------------------------------------------
Insurance--0.5%
Advance Paradigm, Inc.(1)                                                   3,000               61,500
------------------------------------------------------------------------------------------------------
Healthcare--8.2%
------------------------------------------------------------------------------------------------------
Healthcare/Drugs--6.7%
Abgenix, Inc.(1)                                                            1,100              131,845
------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.(1)                                             2,000               98,500
------------------------------------------------------------------------------------------------------
CV Therapeutics, Inc.(1)                                                    1,550              107,434
------------------------------------------------------------------------------------------------------
Lynx Therapeutics, Inc.(1)                                                  2,400              114,150
------------------------------------------------------------------------------------------------------
Nuerocrine Biosciences, Inc.(1)                                             4,000              142,250
------------------------------------------------------------------------------------------------------
PRAECIS Pharmaceuticals, Inc.(1)                                            3,500               97,562
------------------------------------------------------------------------------------------------------
Repligen Corp.(1)                                                             900                5,653
------------------------------------------------------------------------------------------------------
Syncor International Corp.(1)                                               1,600              115,200
------------------------------------------------------------------------------------------------------
Ventana Medical Systems, Inc.(1)                                            1,700               39,950
------------------------------------------------------------------------------------------------------
XOMA Ltd.(1)                                                                7,900               33,822
                                                                                              --------
                                                                                               886,366
------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services--1.5%
EP MedSystems, Inc.(1)                                                      7,100               34,612
------------------------------------------------------------------------------------------------------
Renal Care Group, Inc.(1)                                                   4,500              110,039
------------------------------------------------------------------------------------------------------
Zoll Medical Corp.(1)                                                       1,100               53,900
                                                                                              --------
                                                                                               198,551
------------------------------------------------------------------------------------------------------
Technology--34.8%
------------------------------------------------------------------------------------------------------
Computer Hardware--4.4%
ActivCard SA, Sponsored ADR(1)                                              1,400               26,950
------------------------------------------------------------------------------------------------------
Cobalt Networks, Inc.(1)                                                    1,000               57,875
------------------------------------------------------------------------------------------------------
Creo Products, Inc.(1)                                                      3,400               77,350
------------------------------------------------------------------------------------------------------
M-Systems Flash Disk Pioneers Ltd.(1)                                         700               54,512
------------------------------------------------------------------------------------------------------
Network Appliance, Inc.(1)                                                  1,200               96,600
------------------------------------------------------------------------------------------------------
Optimal Robotics Corp.(1)                                                   2,950              113,206
------------------------------------------------------------------------------------------------------
SanDisk Corp.(1)                                                            1,000               61,188
------------------------------------------------------------------------------------------------------
Splash Technology Holdings, Inc.(1)                                         3,200               25,200
------------------------------------------------------------------------------------------------------
Xircom, Inc.(1)                                                             1,500               71,250
                                                                                              --------
                                                                                               584,131


6                     Oppenheimer Small Cap Growth Fund/VA

Statement of Investments  (Unaudited) (Continued)


                                                                                          Market Value
                                                                            Shares        Note 1
------------------------------------------------------------------------------------------------------
Computer Services--4.8%
Anicom, Inc.(1)                                                             7,300           $   27,375
------------------------------------------------------------------------------------------------------
AppNet, Inc.(1)                                                             1,450               52,200
------------------------------------------------------------------------------------------------------
Art Technology Group, Inc.(1)                                                 800               80,750
------------------------------------------------------------------------------------------------------
Braun Consulting, Inc.(1)                                                   2,200               46,475
------------------------------------------------------------------------------------------------------
iBasis, Inc.(1)                                                             1,800               77,513
------------------------------------------------------------------------------------------------------
Inforte Corp.(1)                                                            1,500               54,000
------------------------------------------------------------------------------------------------------
Internet Pictures Corp.(1)                                                  3,200               48,400
------------------------------------------------------------------------------------------------------
MedQuist, Inc.(1)                                                             183                6,222
------------------------------------------------------------------------------------------------------
Predictive Systems, Inc.(1)                                                 1,000               35,938
------------------------------------------------------------------------------------------------------
Turnstone Systems, Inc.(1)                                                    300               49,702
------------------------------------------------------------------------------------------------------
Universal Access, Inc.(1)                                                   1,000               24,500
------------------------------------------------------------------------------------------------------
WatchGuard Technologies, Inc.(1)                                            1,100               60,431
------------------------------------------------------------------------------------------------------
WebTrends Corp.(1)                                                          2,000               77,375
                                                                                            ----------
                                                                                               640,881
------------------------------------------------------------------------------------------------------
Computer Software--16.4%
Accrue Software, Inc.(1)                                                    1,500               53,250
------------------------------------------------------------------------------------------------------
Active Software, Inc.(1)                                                    1,200               93,225
------------------------------------------------------------------------------------------------------
Advent Software, Inc.(1)                                                    5,600              361,200
------------------------------------------------------------------------------------------------------
Allaire Corp.(1)                                                            1,000               36,750
------------------------------------------------------------------------------------------------------
Bluestone Software, Inc.(1)                                                 2,000               51,375
------------------------------------------------------------------------------------------------------
Data Return Corp.(1)                                                        1,400               40,600
------------------------------------------------------------------------------------------------------
Exchange Applications, Inc.(1)                                              2,800               74,550
------------------------------------------------------------------------------------------------------
Informatica Corp.(1)                                                        1,400              114,713
------------------------------------------------------------------------------------------------------
Interactive Intelligence, Inc.(1)                                           2,200               82,500
------------------------------------------------------------------------------------------------------
ISS Group, Inc.(1)                                                            800               78,988
------------------------------------------------------------------------------------------------------
Metasolv Software, Inc.(1)                                                    400               17,600
------------------------------------------------------------------------------------------------------
Micromuse, Inc.(1)                                                          1,400              231,678
------------------------------------------------------------------------------------------------------
NetIQ Corp.(1)                                                              3,000              178,875
------------------------------------------------------------------------------------------------------
Numerical Technologies, Inc.(1)                                             1,000               48,625
------------------------------------------------------------------------------------------------------
Portal Software, Inc.(1)                                                      900               57,488
------------------------------------------------------------------------------------------------------
Primus Knowledge Solutions, Inc.(1)                                         1,400               63,000
------------------------------------------------------------------------------------------------------
Project Software & Development, Inc.(1)                                     1,700               30,600
------------------------------------------------------------------------------------------------------
Psion plc                                                                   6,500               62,880
------------------------------------------------------------------------------------------------------
Quest Software, Inc.(1)                                                     1,400               77,525
------------------------------------------------------------------------------------------------------
SERENA Software, Inc.(1)                                                    3,600              163,463
------------------------------------------------------------------------------------------------------
Software.com, Inc.(1)                                                         600               77,925
------------------------------------------------------------------------------------------------------
SonicWALL, Inc.(1)                                                            900               79,256
------------------------------------------------------------------------------------------------------
TenFold Corp.(1)                                                            1,550               25,478
------------------------------------------------------------------------------------------------------
Verity, Inc.(1)                                                             1,900               72,200
                                                                                            ----------
                                                                                             2,173,744


                      Oppenheimer Small Cap Growth Fund/VA                     7

Statement of Investments  (Unaudited) (Continued)


                                                                                          Market Value
                                                                       Shares             Note 1
------------------------------------------------------------------------------------------------------
Communications Equipment--3.7%
Advanced Fibre Communications, Inc.(1)                                      1,800          $    81,563
------------------------------------------------------------------------------------------------------
Audiovox Corp., Cl. A(1)                                                    2,600               57,363
------------------------------------------------------------------------------------------------------
Aware, Inc.(1)                                                                400               20,450
------------------------------------------------------------------------------------------------------
Com21, Inc.(1)                                                              2,500               62,500
------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.(1)                                                     550               58,025
------------------------------------------------------------------------------------------------------
Inet Technologies, Inc.(1)                                                  1,150               62,388
------------------------------------------------------------------------------------------------------
International FiberCom, Inc.(1)                                             3,100               79,050
------------------------------------------------------------------------------------------------------
ViaSat, Inc.(1)                                                             1,350               73,238
                                                                                           -----------
                                                                                               494,577
------------------------------------------------------------------------------------------------------
Electronics--5.5%
ACT Manufacturing, Inc.(1)                                                  1,400               65,013
------------------------------------------------------------------------------------------------------
Advanced Energy Industries, Inc.(1)                                         1,200               70,725
------------------------------------------------------------------------------------------------------
Alpha Industries, Inc.(1)                                                   1,400               61,688
------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.(1)                                                            800               27,250
------------------------------------------------------------------------------------------------------
ASM International NV(1)                                                     2,800               74,200
------------------------------------------------------------------------------------------------------
DDi Corp./CA(1)                                                             1,000               28,500
------------------------------------------------------------------------------------------------------
DSP Group(1)                                                                1,600               89,600
------------------------------------------------------------------------------------------------------
Intersil Holding Corp.(1)                                                   1,800               97,313
------------------------------------------------------------------------------------------------------
InterTAN, Inc.(1)                                                           3,600               42,300
------------------------------------------------------------------------------------------------------
Silicon Image, Inc.(1)                                                        400               19,950
------------------------------------------------------------------------------------------------------
Virata Corp.(1)                                                             2,600              155,025
                                                                                           -----------
                                                                                               731,564
                                                                                           -----------
Total Common Stocks (Cost $8,982,911)                                                       10,133,882
                                                                       Principal
                                                                       Amount
------------------------------------------------------------------------------------------------------
Repurchase Agreements--23.7%
------------------------------------------------------------------------------------------------------
Repurchase agreement with PaineWebber, Inc., 6.55%,
dated 6/30/00, to be repurchased at $3,136,711 on 7/3/00,
collateralized by U.S. Treasury Nts., 5.50%, 7/31/01, with a value of $1,591,891 and U.S. Treasury Bonds, 7.875%, 11/15/07,
with a value of $1,609,334 (Cost $3,135,000)                           $3,135,000            3,135,000
------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $12,117,911)                              100.1%          13,268,882
------------------------------------------------------------------------------------------------------
Liabilities in Excess of Other Assets                                        (0.1)             (10,037)
                                                                       ----------          -----------
Net Assets                                                                  100.0%         $13,258,845
                                                                       ==========          ===========

1. Non-income-producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 5 of Notes to Financial Statements.

See accompanying Notes to Financial Statements.


8                   Oppenheimer Small Cap Growth Fund/VA

Statement of Assets and Liabilities     June 30, 2000 (Unaudited)

================================================================================================
Assets
Investments, at value (including repurchase agreement of $3,135,000)
(cost $12,117,911)--see accompanying statement                                       $13,268,882
------------------------------------------------------------------------------------------------
Cash                                                                                       1,111
------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                          20,167
Interest and dividends                                                                     1,138
Shares of beneficial interest sold                                                           549
Other                                                                                        597
                                                                                     -----------
Total assets                                                                          13,292,444
================================================================================================
Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed                                                    27,057
Legal, auditing and other professional fees                                                3,940
Registration and filing fees                                                               2,139
Trustees' compensation                                                                       315
Other                                                                                        148
                                                                                     -----------
Total liabilities                                                                         33,599
================================================================================================
Net Assets                                                                           $13,258,845
                                                                                     ===========
================================================================================================
Composition of Net Assets
Paid-in capital                                                                      $13,054,170
------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                             (635)
------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments and foreign currency transactions          (945,661)
------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                               1,150,971
                                                                                     -----------
Net assets--applicable to 1,042,269 shares of beneficial interest outstanding        $13,258,845
                                                                                     ===========
================================================================================================
Net Asset Value, Redemption Price Per Share and Offering Price Per Share                  $12.72

See accompanying Notes to Financial Statements.



                      Oppenheimer Small Cap Growth Fund/VA                     9

Statement of Operations  For the Six Months Ended June 30, 2000 (Unaudited)

================================================================================================
Investment Income
Interest                                                                             $    60,619
------------------------------------------------------------------------------------------------
Dividends                                                                                  1,298
                                                                                     -----------
Total income                                                                              61,917
================================================================================================
Expenses
Management fees                                                                           40,870
------------------------------------------------------------------------------------------------
Shareholder reports                                                                       14,590
------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                4,105
------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                1,551
------------------------------------------------------------------------------------------------
Trustees' compensation                                                                       629
------------------------------------------------------------------------------------------------
Other                                                                                      2,358
                                                                                     -----------
Total expenses                                                                            64,103
Less expenses paid indirectly                                                             (1,551)
                                                                                     -----------
Net expenses                                                                              62,552
================================================================================================
Net Investment Loss                                                                         (635)
================================================================================================
Realized and Unrealized Loss
Net realized loss on:
Investments                                                                             (904,732)
Foreign currency transactions                                                               (244)
                                                                                     -----------
Net realized loss                                                                       (904,976)
------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                             (541,755)
Translation of assets and liabilities denominated in foreign currencies                   (3,833)
                                                                                     -----------
Net change                                                                              (545,588)
                                                                                     -----------
Net realized and unrealized loss                                                      (1,450,564)
================================================================================================
Net Decrease in Net Assets Resulting from Operations                                 $(1,451,199)
                                                                                     ===========

See accompanying Notes to Financial Statements.



10                    Oppenheimer Small Cap Growth Fund/VA

Statements of Changes in Net Assets

                                                                             Six Months Ended    Year Ended
                                                                             June 30, 2000       December 31,
                                                                             (Unaudited)         1999
=============================================================================================================
Operations
Net investment loss                                                          $      (635)          $  (10,159)
-------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        (904,976)             493,584
-------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                            (545,588)           1,591,588
                                                                             -----------           ----------
Net increase (decrease) in net assets resulting from operations               (1,451,199)           2,075,013
=============================================================================================================
Dividends and/or Distributions to Shareholders
Distributions from net realized gain                                            (478,809)                  --
=============================================================================================================
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions     8,262,257            3,857,279
=============================================================================================================
Net Assets
Total increase                                                                 6,332,249            5,932,292
-------------------------------------------------------------------------------------------------------------
Beginning of period                                                            6,926,596              994,304
                                                                             -----------           ----------
End of period (including accumulated net investment
loss of $635 for the period ended June 30, 2000)                             $13,258,845           $6,926,596
                                                                             ===========           ==========


See accompanying Notes to Financial Statements.



                      Oppenheimer Small Cap Growth Fund/VA                    11

Financial Highlights

                                                                     Six Months Ended
                                                                     June 30, 2000       Year Ended December 31,
                                                                     (Unaudited)         1999                   1998(1)
=======================================================================================================================
Per Share Operating Data
Net asset value, beginning of period                                  $14.07             $ 9.60                  $10.00
-----------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                                       --               (.02)                   (.02)
Net realized and unrealized gain (loss)                                 (.75)              4.49                    (.38)
-----------------------------------------------------------------------------------------------------------------------
Total income (loss) from investment operations                          (.75)              4.47                    (.40)
-----------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Distributions from net realized gain                                    (.60)                --                      --
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $12.72             $14.07                  $ 9.60
                                                                      ======             ======                  ======
=======================================================================================================================
Total Return, at Net Asset Value(2)                                    (6.34)%            46.56%                  (4.00)%
=======================================================================================================================
Ratios/Supplemental Data
Net assets, end of period (in thousands)                             $13,259             $6,927                    $994
-----------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                    $10,993             $2,738                    $441
-----------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(3)
Net investment loss                                                    (0.01)%            (0.37)%                 (0.79)%
Expenses                                                                1.17%              1.83%                   0.87%(4)
Expenses, net of indirect expenses and
voluntary assumption of expenses                                        1.14%              1.34%                    N/A
-----------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                   52%               176%                     61%

1. For the period from May 1, 1998 (commencement of operations) to December 31, 1998.
2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or commencement of operations), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


12                    Oppenheimer Small Cap Growth Fund/VA

Notes to Financial Statements (Unaudited)

================================================================================
1. Significant Accounting Policies
Oppenheimer Small Cap Growth Fund/VA (the Fund) is a separate series of Oppenheimer Variable Account Funds (the Trust), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Trust's investment advisor is OppenheimerFunds, Inc. (the Manager). The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
         The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


                      Oppenheimer Small Cap Growth Fund/VA                    13

================================================================================
1. Significant Accounting Policies (continued)
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
         The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

================================================================================
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                                         Six Months Ended June 30, 2000     Year Ended December 31, 1999
                                                         ------------------------------     -----------------------------
                                                         Shares             Amount          Shares             Amount
-------------------------------------------------------------------------------------------------------------------------
Sold                                                      774,726           $11,211,250      504,223          $ 5,008,676
Dividends and/or distributions reinvested                  28,757               478,809           --                   --
Redeemed                                                 (253,415)           (3,427,802)    (115,553)          (1,151,397)
                                                         --------           -----------     --------          -----------
Net increase                                              550,068           $ 8,262,257      388,670          $ 3,857,279
                                                         ========           ===========     ========          ===========

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2000, were $10,469,974 and $4,720,871, respectively.

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust. The annual fees are 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million and 0.60% of average annual net assets over $800 million. The Fund's management fee for the six months ended June 30, 2000, was an annualized rate of 0.75%, before any waiver by the Manager.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Fund and is responsible for maintaining the shareholder registry and shareholder accounting records for the Fund. OFS provides these services for cost.

================================================================================
5. Illiquid Securities
As of June 30, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2000, was $29,155, which represents 0.22% of the Fund's net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limit.


14                    Oppenheimer Small Cap Growth Fund/VA

Oppenheimer Small Cap Growth Fund/VA
A Series of Oppenheimer Variable Account Funds

====================================================================================================================================
Officers and Trustees                      James C. Swain, Trustee and Chairman of the Board
                                           Bridget A. Macaskill, Trustee and President
                                           William L. Armstrong, Trustee
                                           Robert G. Avis, Trustee
                                           William A. Baker, Trustee
                                           George C. Bowen, Trustee
                                           Edward L. Cameron, Trustee
                                           Jon S. Fossel, Trustee
                                           Sam Freedman, Trustee
                                           Raymond J. Kalinowski, Trustee
                                           C. Howard Kast, Trustee
                                           Robert M. Kirchner, Trustee
                                           Ned M. Steel, Trustee
                                           Andrew J. Donohue, Vice President and Secretary
                                           Brian W. Wixted, Treasurer
                                           Robert J. Bishop, Assistant Treasurer
                                           Scott T. Farrar, Assistant Treasurer
                                           Robert G. Zack, Assistant Secretary

====================================================================================================================================
Investment Advisor                         OppenheimerFunds, Inc.

====================================================================================================================================
Transfer Agent                             OppenheimerFunds Services

====================================================================================================================================
Custodian of Portfolio Securities          The Bank of New York

====================================================================================================================================
Independent Auditors                       Deloitte & Touche LLP

====================================================================================================================================
Legal Counsel                              Myer, Swanson, Adams & Wolf, P.C.


                                           The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

                                           This is a copy of a report to shareholders of Oppenheimer Small Cap Growth Fund/VA. For other material information concerning the Fund, see its prospectus. This report must be preceded or accompanied by the Fund's prospectus, the separate account prospectus, and current standardized average annual total returns for the separate account being offered.

                                           Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

          (C)Copyright 2000 OppenheimerFunds, Inc. All rights reserved.

                     Oppenheimer Small Cap Growth Fund/VA                     15